UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc. (formerly, Dreyfus Premier New Leaders Fund, Inc.)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2014

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Select Managers
Small Cap Growth Fund

SEMIANNUAL REPORT November 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
30	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management, Portfolio Allocation Management and Sub-Invesment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Growth Fund, covering the six-month period from June 1, 2014, through November 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period when the domestic economy continued to rebound.As a result, several broad measures of equity market performance established new record highs. Stocks of larger, better established companies rallied more strongly than those of smaller businesses over the last six months, on average, while growth stocks outperformed their value-oriented counterparts.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014, through November 30, 2014, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended November 30, 2014, Dreyfus Select Managers Small Cap Growth Fund’s Class A, Class C, Class I, and ClassY shares produced total returns of 6.46%, 6.04%, 6.63%, and 6.59%, respectively.1 In comparison, the Russell 2000® Growth Index (the “Index”), the fund’s benchmark, returned 6.56% for the same period.2

Small-cap stocks advanced during the reporting period when a domestic economic recovery gained momentum. The fund’s returns were roughly in line with its benchmark, as strength in the health care and financials sectors was balanced by shortfalls among information technology and consumer discretionary companies.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. We seek sub-advisers that complement one another’s style of investing. We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board.

The fund’s assets are currently under the day-to-day portfolio management of seven sub-advisers, each of whom acts independently and uses their own methodology to select investments. At the end of the reporting period, 12% of the fund’s assets are under the management of Riverbridge Partners, LLC, which employs a bottom-up approach to stock selection and focuses on companies that are building their earnings power and intrinsic value over long periods of time.Approximately 12% of the fund’s assets are under the management of Geneva Capital Management LLC, which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies that perform well over long periods of time. Approximately 13% of the fund’s assets are under the management of Cupps Capital Management, LLC, which employs a proprietary investment framework to evaluate the attractiveness

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of stocks. Nicholas Investment Partners, L.P., which employs quantitative/qualitative analysis to identify companies experiencing positive change in seeking above-expected growth, manages 16% of the fund’s assets. EAM Investors, LLC, which manages 22% of the fund’s assets, chooses investments through bottom-up fundamental analysis using a blend of a quantitative discovery process and a qualitative analysis process. During the reporting period, the fund added two investment managers, with 12% of assets being managed by Granite Investment Partners, LLC, which seeks attractively valued small-cap companies with catalysts for growth, and another 13% of assets managed by Rice Hall James & Associates, which seeks growing companies whose value, in the view of the manager, has not yet been fully appreciated in the marketplace.These percentages are expected to increase over time, within ranges described in the prospectus.

Stocks Climbed Despite Bouts of Volatility

The reporting period began in the midst of a market rally as the U.S. economy bounced back in the wake of weather-related weakness and global geopolitical concerns. Investors responded favorably to a declining unemployment rate, rising household wealth, subdued inflationary pressures, and falling long-term interest rates. These developments fueled expectations that the Federal Reserve Board would keep short-term interest rates low even as the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter of 2014.

The market encountered volatility in July and September due to renewed concerns that a weak global economy might derail the U.S. expansion. However, strong corporate earnings and solid domestic economic data—including an estimated 3.9% annualized growth rate for the third quarter—subsequently drove some broad market indices to new record highs.

Health Care and Financials Stocks Bolstered Relative Results

The fund’s underlying managers achieved particularly strong results in the health care sector. Biopharmaceutical developer Receptos announced positive results in clinical trials for a new ulcerative colitis treatment, and biotechnology firm InterMune was acquired by Roche Holding at a premium to its stock price at the time. Among financial companies, investment manager Janus Capital Group gained value when a well known bond manager joined its ranks, while GAMCO Investors and Affiliated Managers Group benefited from rising financial markets.

Shortfalls during the reporting period were concentrated primarily in the information technology sector. E-commerce software developer Demandware reported disappointing quarterly results due to longer sales cycles and deferred client renewals, and user interface solutions provider Synaptics lost its position as a key supplier to a major manufacturer of mobile devices. In other areas, restaurant chain Chuy’s Holdings weighed on relative results in the consumer discretionary sector.

Finding Attractive Growth Opportunities

Small-cap stocks’ lagging performance compared to large-cap stocks has made their relative valuations more attractive. In addition, we expect robust mergers-and-acquisitions activity to support the asset class, as should small companies’ relatively light exposure to troubled international markets. In this environment, the fund’s underlying managers have found ample opportunities in the health care, industrials, and information technology sectors, but fewer among consumer staples, telecommunications services, and utilities stocks.

December 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s Class A and C returns would have been lower.
2 SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from June 1, 2014 to November 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.73	$10.59	$5.02	$5.02
Ending value (after expenses)	$1,064.60	$1,060.40	$1,066.30	$1,065.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.58	$10.35	$4.91	$4.91
Ending value (after expenses)	$1,018.55	$1,014.79	$1,020.21	$1,020.21

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, .97% for
Class I and .97% for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2014 (Unaudited)

Common Stocks—97.9%	Shares		Value ($)
Automobiles & Components—1.1%
Dorman Products	17,504	[a,b]	828,464
Gentex	47,350		1,683,766
Gentherm	42,737	[b]	1,610,758
Motorcar Parts of America	41,212	[b]	1,390,905
Tesla Motors	1,114	[a,b]	272,395
			5,786,288
Banks—3.2%
Ameris Bancorp	28,410		714,512
Bank of the Ozarks	104,924		3,798,248
Beneficial Mutual Bancorp	29,240	[b]	397,664
BofI Holding	41,088	[a,b]	3,242,665
Boston Private Financial Holdings	80,056		1,021,515
Capital Bank Financial, Cl. A	29,636	[b]	751,273
Clifton Bancorp	45,127		570,405
First Horizon National	56,750		724,130
Opus Bank	29,351		789,248
PacWest Bancorp	21,719		1,009,934
Radian Group	56,839	[a]	969,105
Texas Capital Bancshares	40,671	[b]	2,242,193
Tree.com	16,181	[b]	732,352
			16,963,244
Capital Goods—7.6%
Acuity Brands	19,223		2,656,618
Apogee Enterprises	46,785		2,116,086
Astronics	28,160	[b]	1,380,404
Barnes Group	36,015		1,322,831
Beacon Roofing Supply	71,348	[b]	1,932,104
CIRCOR International	11,736		785,725
Donaldson	35,776		1,395,264
Encore Wire	22,449		823,205
Enphase Energy	31,465	[b]	330,697
Esterline Technologies	16,119	[b]	1,915,421
FreightCar America	23,866		690,443
Graham	26,875		816,194

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
H&E Equipment Services	70,876		2,480,660
ITT	17,226		713,156
Manitex International	46,790	[b]	515,158
Middleby	22,469	[b]	2,148,935
NCI Building Systems	128,281	[b]	2,393,724
Patrick Industries	15,782	[b]	703,719
Power Solutions International	13,129	[a,b]	861,919
Primoris Services	21,559		563,768
Proto Labs	42,234	[a,b]	2,740,987
RBC Bearings	22,364		1,421,903
Rush Enterprises, Cl. A	34,990	[b]	1,227,449
Sparton	23,860	[b]	593,637
Standex International	9,671		705,693
TASER International	61,157	[a,b]	1,313,653
The Greenbrier Companies	27,150	[a]	1,506,282
Trex	23,886	[b]	1,006,556
Tutor Perini	50,869	[b]	1,284,442
Twin Disc	27,665		632,975
Woodward	31,971		1,652,262
			40,631,870
Commercial & Professional Services—5.0%
Acacia Research	48,011	[a]	913,169
Advisory Board	84,385	[b]	3,594,801
Corporate Executive Board	30,032		2,198,643
Franklin Covey	15,132	[b]	285,692
G&K Services, Cl. A	11,384		741,098
Healthcare Services Group	85,169		2,568,697
Huron Consulting Group	20,113	[b]	1,391,015
InnerWorkings	59,480	[b]	444,910
Korn/Ferry International	34,173	[b]	927,797
MiX Telematics, ADR	31,677	[b]	273,373
Mobile Mini	48,364		2,006,622
Paylocity Holding	20,821	[a]	605,683
Ritchie Brothers Auctioneers	80,013	[a]	2,090,740
Rollins	66,001		2,147,013

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services (continued)
Steelcase, Cl. A	55,027		964,073
Team	23,007	[b]	934,314
Tetra Tech	44,075		1,197,959
TriNet Group	25,740		814,928
WageWorks	42,554	[b]	2,486,005
			26,586,532
Consumer Durables & Apparel—2.7%
Boot Barn Holdings	13,299		287,258
Carter’s	9,225		767,612
Cavco Industries	14,745	[b]	1,093,047
Columbia Sportswear	17,036		767,472
Deckers Outdoor	8,780	[b]	849,202
G-III Apparel Group	31,656	[b]	2,801,240
Iconix Brand Group	15,098	[b]	610,110
La-Z-Boy	28,906		751,267
Nautilus	65,223	[b]	836,811
Skechers USA, Cl. A	58,358	[b]	3,583,764
Universal Electronics	17,670	[b]	1,069,212
Vince Holding	32,968		1,224,102
			14,641,097
Consumer Services—6.5%
2U	82,025		1,483,012
Bob Evans Farms	22,845	[a]	1,241,854
Bravo Brio Restaurant Group	81,748	[b]	1,073,351
Bright Horizons Family Solutions	23,334	[b]	1,043,030
Century Casinos	78,888	[b]	409,429
Cheesecake Factory	52,611	[a]	2,547,950
Chuy’s Holdings	33,825	[b]	724,193
Del Frisco’s Restaurant Group	23,448	[b]	521,015
Domino’s Pizza	8,922		837,330
Fiesta Restaurant Group	59,635	[b]	3,343,138
Grand Canyon Education	43,808	[b]	2,000,711
Jack in the Box	18,524		1,380,039
K12	23,946	[b]	275,379
Kona Grill	19,942	[b]	505,330

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
La Quinta Holdings	72,157		1,588,897
Life Time Fitness	28,835	[a,b]	1,596,882
LifeLock	83,268	[a,b]	1,374,755
Panera Bread, Cl. A	8,402	[a,b]	1,406,495
Popeyes Louisiana Kitchen	53,675	[b]	2,965,007
Red Robin Gourmet Burgers	11,131	[b]	749,673
Resources Connection	67,600		1,025,492
Scientific Games, Cl. A	61,098	[a,b]	925,024
Sonic	31,797		864,560
Texas Roadhouse	20,215		668,308
Vail Resorts	32,532		2,851,104
Zoe’s Kitchen	32,951	[a]	1,042,240
			34,444,198
Diversified Financials—2.9%
Affiliated Managers Group	3,434	[b]	699,128
Financial Engines	25,950	[a]	848,046
GAMCO Investors, Cl. A	6,800		585,888
Green Dot, Cl. A	62,530	[b]	1,376,285
Hercules Technology Growth Capital	54,874	[a]	863,717
HFF, Cl. A	70,277		2,423,151
Janus Capital Group	48,145		756,839
Marcus & Millichap	47,137	[b]	1,462,661
MarketAxess Holdings	27,670		1,814,322
PRA Group	52,148	[b]	3,051,701
SLM	62,467		604,681
Springleaf Holdings	21,771	[a,b]	863,220
			15,349,639
Energy—1.4%
Bonanza Creek Energy	33,687	[b]	916,960
C&J Energy Services	24,435	[b]	370,190
Diamondback Energy	11,159	[b]	629,368
Dril-Quip	11,251	[b]	897,267
Geospace Technologies	6,343	[b]	167,201
Gulfport Energy	18,813	[b]	897,944
Matador Resources	40,370	[b]	710,108

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Natural Gas Services Group	16,184	[b]	374,821
SemGroup, Cl. A	9,653		714,225
SM Energy	16,023		696,199
Synergy Resources	36,445	[b]	357,525
Western Refining	13,562		557,534
			7,289,342
Exchange-Traded Funds—.9%
iShares Russell 2000 ETF	40,727	[a]	4,752,433
Food & Staples Retailing—.9%
Chefs’ Warehouse	12,910	[a,b]	222,310
Fresh Market	62,722	[a,b]	2,569,093
United Natural Foods	26,838	[b]	2,017,949
			4,809,352
Food, Beverage & Tobacco—1.5%
Boulder Brands	42,594	[b]	460,015
Cal-Maine Foods	13,457	[a]	563,579
Diamond Foods	31,982	[a,b]	952,744
Freshpet	22,600	[a]	377,646
Hain Celestial Group	13,382	[b]	1,515,110
Inventure Foods	40,370	[b]	557,510
J&J Snack Foods	14,661		1,540,138
SunOpta	98,506	[b]	1,175,177
TreeHouse Foods	13,326	[b]	1,078,740
			8,220,659
Health Care Equipment & Services—10.7%
Abaxis	23,583	[a]	1,353,664
ABIOMED	89,525	[b]	3,179,928
Acadia Healthcare	57,102	[b]	3,540,895
Adeptus Health, Cl. A	24,503		745,871
AmSurg	14,879	[b]	767,310
AngioDynamics	64,016	[b]	1,120,280
athenahealth	12,324	[a,b]	1,445,605
Bio-Reference Laboratories	78,786	[a,b]	2,229,644
Brookdale Senior Living	20,608	[b]	729,935
Cantel Medical	39,447		1,717,522

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Chemed	12,645	[a]	1,392,341
Community Health Systems	16,971	[b]	798,995
Cynosure, Cl. A	27,405	[b]	755,556
DexCom	53,130	[b]	2,734,070
ExamWorks Group	16,055	[b]	631,764
Globus Medical, Cl. A	18,696	[b]	430,756
Health Net	16,116	[b]	828,040
iCAD	58,898	[b]	590,747
iKang Healthcare Group, ADR	20,805	[a]	392,590
Insulet	82,956	[b]	3,864,920
IPC The Hospitalist	40,756	[b]	1,796,524
Kindred Healthcare	40,797		811,452
LDR Holding	39,447	[b]	1,287,155
Masimo	27,482	[b]	721,402
Medidata Solutions	49,035	[b]	2,094,284
MEDNAX	22,620	[b]	1,480,705
MWI Veterinary Supply	11,075	[a,b]	1,809,876
Neogen	67,286	[b]	2,981,443
Novadaq Technologies	32,803	[b]	470,723
NuVasive	49,377	[b]	2,169,131
Omnicell	23,000	[b]	740,600
OraSure Technologies	6,600	[b]	59,466
Quidel	86,899	[a,b]	2,421,006
RadNet	85,249	[b]	717,797
Roka Bioscience	12,968	[a]	51,353
Spectranetics	56,455	[b]	1,853,417
STERIS	15,162		966,578
Tandem Diabetes Care	52,860	[a]	746,912
Team Health Holdings	13,276	[b]	758,856
Teleflex	8,752		1,042,801
Trinity Biotech, ADR	50,747		870,819
Zeltiq Aesthetics	64,026	[a,b]	1,752,391
			56,855,124

Common Stocks (continued)	Shares		Value ($)
Household & Personal Products—.2%
Medifast	29,540	[b]	871,430
Insurance—.2%
Stewart Information Services	28,402		1,007,987
Materials—3.7%
AK Steel Holding	63,375	[a,b]	375,180
Balchem	41,840		2,719,600
Berry Plastics Group	64,238	[b]	1,859,048
Boise Cascade	20,654	[b]	737,141
CaesarStone Sdot-Yam	14,315		887,530
Century Aluminum	46,721	[b]	1,291,836
Eagle Materials	10,449		860,893
Ferro	48,601	[b]	625,495
Flotek Industries	15,445	[b]	300,869
Globe Specialty Metals	57,191		991,120
Graphic Packaging Holding	48,107	[b]	598,932
Haynes International	17,014		763,758
Headwaters	17,217	[b]	241,038
Horsehead Holding	47,411	[b]	740,560
Kaiser Aluminum	11,661		848,688
LSB Industries	22,094	[b]	730,649
Minerals Technologies	10,379		770,433
Senomyx	145,433	[a,b]	846,420
Sensient Technologies	24,470		1,442,506
Steel Dynamics	43,769		986,553
US Concrete	26,596	[b]	750,539
US Silica Holdings	18,891	[a]	593,555
			19,962,343
Media—2.0%
AMC Entertainment Holdings, Cl. A	28,488		746,955
Cinemark Holdings	23,311		846,422
Cumulus Media, Cl. A	101,168	[b]	403,660
Live Nation Entertainment	31,379	[b]	840,957
MDC Partners, Cl. A	157,796	[a]	3,482,558

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Media (continued)
New Media Investment Group	42,224		857,992
Rentrak	29,305	[a,b]	2,464,551
Scholastic	30,664		1,088,572
			10,731,667
Pharmaceuticals, Biotech &
Life Sciences—13.1%
ACADIA Pharmaceuticals	29,050	[a,b]	867,724
Achillion Pharmaceuticals	65,854	[b]	847,541
Aegerion Pharmaceuticals	30,609	[a,b]	644,932
Aerie Pharmaceuticals	28,059	[b]	739,916
Agios Phamaceuticals	7,894	[a,b]	795,794
Akorn	21,269	[b]	852,249
Albany Molecular Research	13,161	[b]	214,129
Alder Biopharmaceuticals	10,440	[a]	170,381
Alkermes	4,328	[b]	238,127
Alnylam Pharmaceuticals	11,904	[b]	1,196,947
AMAG Pharmaceuticals	26,748	[b]	995,026
Amicus Therapeutics	125,235	[b]	993,114
ANI Pharmaceuticals	13,105	[b]	709,112
Avanir Pharmaceuticals, Cl. A	92,734	[b]	1,383,591
Bio-Techne	30,285		2,774,409
BioCryst Pharmaceuticals	56,616	[b]	612,019
BioDelivery Sciences International	96,760	[a,b]	1,485,266
Celldex Therapeutics	34,412	[b]	697,875
Cepheid	107,981	[b]	5,947,594
Chimerix	26,835	[a,b]	945,665
Clovis Oncology	13,464	[a,b]	640,617
DepoMed	78,421	[b]	1,214,741
Dyax	105,015	[b]	1,474,411
Enanta Pharmaceuticals	16,912	[b]	793,849
Esperion Therapeutics	35,667	[a,b]	1,128,147
Exact Sciences	141,109	[a,b]	3,502,325
GW Pharmaceuticals, ADR	6,415	[a,b]	496,713
Horizon Pharma	82,517	[a,b]	1,054,567
ICON	9,475	[b]	526,241
Impax Laboratories	23,564	[b]	752,870

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Insmed	31,498	[b]	444,437
Keryx Biopharmaceuticals	45,068	[a,b]	716,581
KYTHERA Biopharmaceuticals	38,652	[a,b]	1,478,439
Loxo Oncology	15,517	[a]	159,825
Merrimack Pharmaceuticals	89,718	[a,b]	821,817
MiMedx Group	22,099	[b]	244,415
NanoString Technologies	31,663	[b]	472,095
Nektar Therapeutics	141,711	[a,b]	2,362,322
NeoGenomics	41,369	[b]	175,405
Neothetics	25,421	[a]	272,005
Novavax	157,996	[a,b]	843,699
NPS Pharmaceuticals	97,515	[b]	3,235,548
Omeros	47,079	[a,b]	1,051,274
Ophthotech	25,004	[a,b]	1,078,923
Orexigen Therapeutics	105,958	[a,b]	613,497
OvaScience	21,877	[a,b]	552,613
Pacira Pharmaceuticals	22,611	[b]	2,123,851
PAREXEL International	31,319	[b]	1,832,475
Pernix Therapeutics	67,710	[b]	702,153
Phibro Animal Health, Cl. A	23,944		731,729
Portola Pharmaceuticals	11,770	[b]	330,972
Progenics Pharmaceuticals	127,085	[b]	884,512
PTC Therapeutics	27,455	[b]	1,228,611
Puma Biotechnology	6,161	[b]	1,398,670
Radius Health	9,367	[a,b]	231,365
Receptos	24,785	[b]	3,353,410
Repligen	103,742	[b]	2,372,580
SAGE Therapeutics	13,795		545,454
Salix Pharmaceuticals	12,326	[b]	1,265,757
Tetraphase Pharmaceuticals	48,536	[b]	1,281,350
TG Therapeutics	68,186	[a,b]	1,017,335
Ultragenyx Pharmaceutical	7,110		309,925
ZS Pharma	30,302	[a]	1,301,774
			70,130,710

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate—1.3%
Capstead Mortgage	67,668	[a,c]	880,361
Colony Financial	29,780		731,099
CyrusOne	23,306		639,750
Gramercy Property Trust	97,415		574,749
Howard Hughes	12,368	[b]	1,806,223
Kennedy-Wilson Holdings	27,787		722,184
RE/MAX Holdings, Cl. A	31,305		1,047,152
Strategic Hotels & Resorts	30,465	[b,c]	404,575
			6,806,093
Retailing—4.9%
Big Lots	16,702		848,462
Burlington Stores	23,375	[b]	1,044,161
Christopher & Banks	39,153	[b]	283,468
Core-Mark Holding Company	41,354		2,485,789
Finish Line, Cl. A	30,681		875,636
Five Below	51,760	[a,b]	2,415,122
Genesco	8,382	[b]	682,043
Hibbett Sports	18,432	[a,b]	924,733
Lands’ End	24,929	[b]	1,186,122
LKQ	24,715	[b]	717,971
MarineMax	64,456	[b]	1,193,081
Monro Muffler Brake	43,476		2,382,050
Office Depot	119,763	[b]	794,029
Pier 1 Imports	60,413		833,699
Pool	21,920		1,302,267
Restoration Hardware Holdings	31,109	[a,b]	2,627,777
Shutterfly	64,459	[a,b]	2,756,267
Tile Shop Holdings	61,859	[a,b]	617,353
TravelCenters of America	42,873	[b]	400,863
Tuesday Morning	39,587	[b]	843,203
Vitamin Shoppe	17,569	[b]	840,852
			26,054,948

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment—4.3%
Ambarella	19,872	[a,b]	1,092,960
Cabot Microelectronics	27,595	[b]	1,305,244
Canadian Solar	14,385	[b]	349,412
Cavium	54,762	[b]	3,099,529
CEVA	55,988	[b]	963,553
Entegris	74,949	[b]	1,009,563
Fairchild Semiconductor International	22,135	[b]	357,038
FormFactor	209,907	[b]	1,687,653
Integrated Device Technology	113,470	[b]	2,117,351
MA-COM Technology Solutions Holdings	30,703	[b]	762,355
Mellanox Technologies	23,725	[b]	1,011,871
Monolithic Power Systems	21,453		1,032,533
ON Semiconductor	49,305	[b]	445,224
Power Integrations	21,508		1,078,841
RF Micro Devices	63,827	[a,b]	932,512
Semtech	47,512	[b]	1,209,656
Spansion, Cl. A	96,136	[b]	2,246,698
SunEdison	42,553	[b]	921,272
Synaptics	8,752	[b]	551,288
Tessera Technologies	23,081		788,909
			22,963,462
Software & Services—16.2%
ACI Worldwide	71,359	[b]	1,387,933
Actua	117,226	[b]	1,976,430
Advent Software	16,478		519,551
Aspen Technology	21,117	[b]	796,956
Attunity	55,438	[b]	526,107
Barracuda Networks	47,641		1,711,742
Benefitfocus	16,410	[a,b]	444,547
Blackbaud	18,519		785,946
Bottomline Technologies	35,531	[b]	871,220
Cadence Design Systems	39,722	[b]	749,554

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Callidus Software	225,998	[b]	3,609,188
Cass Information Systems	17,064		776,924
ChannelAdvisor	25,153	[a,b]	442,693
Cimpress	34,972	[a,b]	2,346,271
comScore	19,180	[b]	843,345
Constant Contact	61,806	[b]	2,019,820
CoStar Group	10,777	[b]	1,834,892
Criteo, ADR	16,758	[b]	676,688
Cvent	1,135	[b]	30,554
Cyber-Ark Software	21,395	[a]	884,041
Dealertrack Technologies	43,519	[b]	2,052,356
Demandware	50,100	[b]	2,805,600
Descartes Systems Group	72,388	[a,b]	1,089,439
Digital River	31,164	[b]	791,254
Endurance International Group Holdings	42,990	[a,b]	714,494
Envestnet	70,857	[b]	3,624,336
FactSet Research Systems	4,897	[a]	671,183
Guidewire Software	23,208	[b]	1,171,308
Imperva	47,111	[b]	2,004,102
Interactive Intelligence Group	46,231	[b]	2,091,029
Intralinks Holdings	180,205	[b]	1,960,630
j2 Global	15,026		849,570
LogMeIn	16,723	[b]	845,682
Marketo	65,470	[b]	2,092,421
Mavenir Systems	32,067	[a]	405,968
MAXIMUS	63,338		3,318,278
MicroStrategy, Cl. A	4,568	[b]	784,508
Monotype Imaging Holdings	31,015		857,255
NetSuite	16,806	[a,b]	1,777,235
NeuStar, Cl. A	30,719	[a,b]	837,093
Paycom Software	36,726		1,055,873
Pegasystems	50,893		1,064,682
Points International	27,007	[b]	358,653
Proofpoint	23,553	[b]	1,022,671

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
PROS Holdings	24,143	[b]	690,490
QLIK Technologies	24,060	[b]	741,770
Qualys	29,889	[b]	1,060,761
Reis	34,689		872,775
SciQuest	38,501	[b]	574,050
SeaChange International	52,351	[b]	351,275
Shutterstock	11,906	[a,b]	895,093
SPS Commerce	24,889	[b]	1,450,531
Stamps.com	49,336	[b]	2,331,126
Synchronoss Technologies	16,673	[b]	714,105
Tableau Software, Cl. A	8,864	[b]	743,512
TrueCar	79,624	[a]	1,525,596
Trulia	13,460	[a,b]	684,172
TubeMogul	41,029	[a]	654,823
Tyler Technologies	24,001	[b]	2,606,029
Ultimate Software Group	37,520	[b]	5,524,445
Upland Software	61,620	[a]	745,602
VASCO Data Security International	28,121	[b]	838,006
VeriFone Systems	43,046	[b]	1,535,020
Verint Systems	35,046	[b]	2,109,419
WEX	7,372	[b]	833,626
WNS Holdings, ADR	47,935	[b]	979,312
Yelp	5,902	[b]	336,945
			86,278,505
Technology Hardware & Equipment—3.2%
Agilysys	35,981	[b]	441,847
ARRIS Group	23,603	[b]	702,661
Aruba Networks	48,596	[b]	909,231
CDW	17,405		610,567
Cognex	29,586	[b]	1,204,446
Comtech Telecommunications	19,326		767,049
Cray	23,903	[b]	802,663
Digi International	60,390	[b]	431,185
Electronics For Imaging	36,035	[b]	1,601,756

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Infinera	70,029	[b]	954,495
Ituran Location and Control	10,592		229,105
National Instruments	63,787		2,053,304
Sanmina	20,392	[b]	501,643
Sonus Networks	321,882	[b]	1,190,963
Stratasys	20,538	[a,b]	2,094,259
Super Micro Computer	71,881	[b]	2,392,200
Universal Display	11,551	[a,b]	320,425
			17,207,799
Telecommunication Services—.6%
Calix	70,312	[b]	745,307
Cogent Communications Holdings	29,787		1,055,056
Iridium Communications	119,448	[b]	1,140,728
RingCentral, Cl. A	38,211	[b]	480,694
			3,421,785
Transportation—3.6%
Allegiant Travel	14,159		1,985,941
Covenant Transport, Cl. A	29,735	[b]	781,436
Echo Global Logistics	135,971	[b]	3,813,986
Forward Air	14,995		734,155
Genesee & Wyoming, Cl. A	21,121	[b]	2,082,319
Heartland Express	21,058		558,669
Hub Group, Cl. A	13,395	[b]	503,920
JetBlue Airways	142,792	[a,b]	2,089,047
Marten Transport	85,198		1,831,757
Old Dominion Freight Line	23,321	[b]	1,889,933
Roadrunner Transportation Systems	15,166	[b]	341,387
Spirit Airlines	13,007	[b]	1,075,549
XPO Logistics	39,769	[a,b]	1,538,265
			19,226,364
Utilities—.2%
American States Water	31,755		1,107,932
Vivint Solar	7,054	[a]	71,245
			1,179,177
Total Common Stocks
(cost $427,131,586)			522,172,048

Investment of Cash Collateral
for Securities Loaned—13.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $71,412,952)	71,412,952 [d]	71,412,952
Total Investments (cost $498,544,538)	111.3%	593,585,000
Liabilities, Less Cash and Receivables	(11.3%)	(60,260,535)
Net Assets	100.0%	533,324,465

ADR—American Depository Receipts
ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan.At November 30, 2014, the value of the fund’s securities on loan was
$69,416,575 and the value of the collateral held by the fund was $71,681,440, consisting of cash collateral of
$71,412,952 and U.S. Government & Agency securities valued at $268,488.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	16.2	Diversified Financials	2.9
Money Market Investment	13.4	Consumer Durables & Apparel	2.7
Pharmaceuticals,		Media	2.0
Biotech & Life Sciences	13.1	Food, Beverage & Tobacco	1.5
Health Care Equipment & Services	10.7	Energy	1.4
Capital Goods	7.6	Real Estate	1.3
Consumer Services	6.5	Automobiles & Components	1.1
Commercial & Professional Services	5.0	Exchange-Traded Funds	.9
Retailing	4.9	Food & Staples Retailing	.9
Semiconductors &		Telecommunication Services	.6
Semiconductor Equipment	4.3	Household & Personal Products	.2
Materials	3.7	Insurance	.2
Transportation	3.6	Utilities	.2
Banks	3.2
Technology Hardware & Equipment	3.2		111.3

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $69,416,575)—Note 1(b):
Unaffiliated issuers	427,131,586	522,172,048
Affiliated issuers	71,412,952	71,412,952
Cash		11,270,281
Receivable for investment securities sold		4,552,603
Dividends and securities lending income receivable		268,654
Receivable for shares of Common Stock subscribed		49,876
Prepaid expenses		27,824
		609,754,238
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		431,836
Liability for securities on loan—Note 1(b)		71,412,952
Payable for investment securities purchased		4,258,215
Payable for shares of Common Stock redeemed		268,337
Accrued expenses		58,433
		76,429,773
Net Assets ($)		533,324,465
Composition of Net Assets ($):
Paid-in capital		401,854,844
Accumulated Investment (loss)—net		(1,038,991)
Accumulated net realized gain (loss) on investments		37,468,150
Accumulated net unrealized appreciation
(depreciation) on investments		95,040,462
Net Assets ($)		533,324,465

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	3,400,025	320,260	23,131,129	506,473,051
Shares Outstanding	135,638	13,216	910,243	19,946,945
Net Asset Value Per Share ($)	25.07	24.23	25.41	25.39

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $12,513 foreign taxes withheld at source)	992,879
Income from securities lending—Note 1(b)	331,291
Total Income	1,324,170
Expenses:
Management fee—Note 3(a)	2,184,494
Custodian fees—Note 3(c)	62,092
Registration fees	35,332
Professional fees	25,900
Directors’ fees and expenses—Note 3(d)	14,694
Shareholder servicing costs—Note 3(c)	11,453
Prospectus and shareholders’ reports	9,088
Loan commitment fees—Note 2	3,094
Distribution fees—Note 3(b)	1,423
Miscellaneous	16,971
Total Expenses	2,364,541
Less—reduction in expenses due to undertaking—Note 3(a)	(1,377)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	2,363,161
Investment (Loss)—Net	(1,038,991)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,969,315
Net unrealized appreciation (depreciation) on investments	12,903,944
Net Realized and Unrealized Gain (Loss) on Investments	33,873,259
Net Increase in Net Assets Resulting from Operations	32,834,268

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014[a]
Operations ($):
Investment (loss)—net	(1,038,991)	(2,048,531)
Net realized gain (loss) on investments	20,969,315	40,328,441
Net unrealized appreciation
(depreciation) on investments	12,903,944	4,034,369
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,834,268	42,314,279
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A	—	(117,849)
Class C	—	(11,167)
Class I	—	(22,586,266)
Class Y	—	(57)
Total Dividends	—	(22,715,339)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	348,707	5,361,188
Class C	13,211	457,590
Class I	15,318,998	119,283,672
Class Y	525,164,381	982,102
Dividends reinvested:
Class A	—	115,639
Class C	—	10,992
Class I	—	11,988,560
Cost of shares redeemed:
Class A	(1,910,222)	(1,074,701)
Class C	(146,090)	(42,049)
Class I	(470,678,360)	(60,071,260)
Class Y	(27,629,903)	(4,825)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	40,480,722	77,006,908
Total Increase (Decrease) in Net Assets	73,314,990	96,605,848
Net Assets ($):
Beginning of Period	460,009,475	363,403,627
End of Period	533,324,465	460,009,475
Accumulated investment (loss)—net	(1,038,991)	—

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	14,433	209,944
Shares issued for dividends reinvested	—	4,614
Shares redeemed	(80,194)	(43,311)
Net Increase (Decrease) in Shares Outstanding	(65,761)	171,247
Class C
Shares sold	584	18,615
Shares issued for dividends reinvested	—	450
Shares redeemed	(6,170)	(1,720)
Net Increase (Decrease) in Shares Outstanding	(5,586)	17,345
Class Ib
Shares sold	622,104	4,719,753
Shares issued for dividends reinvested	—	473,295
Shares redeemed	(18,758,248)	(2,372,287)
Net Increase (Decrease) in Shares Outstanding	(18,136,144)	2,820,761
Class Yb
Shares sold	21,052,134	41,048
Shares redeemed	(1,146,040)	(197)
Net Increase (Decrease) in Shares Outstanding	19,906,094	40,851

a Effective July1, 2013, the fund commenced offering ClassY shares.
b During the period ended November 30, 2014, 17,848,095 Class I shares representing $448,344,147 were exchanged for 17,862,317 ClassY shares.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2014				Year Ended May 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	23.55		22.16	17.13	18.36	12.50
Investment Operations:
Investment (loss)—net[b]	(.09)		(.19)	(.11)	(.13)	(.15)
Net realized and unrealized
gain (loss) on investments	1.61		2.90	5.14	(1.10)	6.06
Total from Investment Operations	1.52		2.71	5.03	(1.23)	5.91
Distributions:
Dividends from net realized
gain on investments	—		(1.32)	—	—	(.05)
Net asset value, end of period	25.07		23.55	22.16	17.13	18.36
Total Return (%)[c]	6.46	[d]	11.87	29.36	(6.70)	47.31	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34	[e]	1.38	1.34	1.43	2.95	[e]
Ratio of net expenses to average net assets	1.30	[e]	1.30	1.33	1.34	1.40	[e]
Ratio of net investment (loss)
to average net assets	(.78)[e]		(.75)	(.56)	(.78)	(1.03)[e]
Portfolio Turnover Rate	75.31	[d]	121.33	111.48	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	3,400		4,742	668	430	758

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2014				Year Ended May 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	22.85		21.70	16.89	18.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.18)		(.36)	(.23)	(.26)	(.26)
Net realized and unrealized
gain (loss) on investments	1.56		2.83	5.04	(1.07)	6.03
Total from Investment Operations	1.38		2.47	4.81	(1.33)	5.77
Distributions:
Dividends from net realized
gain on investments	—		(1.32)	—	—	(.05)
Net asset value, end of period	24.23		22.85	21.70	16.89	18.22
Total Return (%)[c]	6.04	[d]	10.99	28.48	(7.30)	46.19	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.30	[e]	2.34	2.25	2.16	3.73	[e]
Ratio of net expenses to average net assets	2.05	[e]	2.03	2.02	2.07	2.15	[e]
Ratio of net investment (loss)
to average net assets	(1.52)[e]		(1.48)	(1.28)	(1.56)	(1.77)[e]
Portfolio Turnover Rate	75.31	[d]	121.33	111.48	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	320		430	32	47	214

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
November 30, 2014				Year Ended May 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	23.83		22.35	17.22	18.40	12.50
Investment Operations:
Investment (loss)—net[b]	(.05)		(.12)	(.05)	(.06)	(.13)
Net realized and unrealized
gain (loss) on investments	1.63		2.92	5.18	(1.12)	6.08
Total from Investment Operations	1.58		2.80	5.13	(1.18)	5.95
Distributions:
Dividends from net realized
gain on investments	—		(1.32)	—	—	(.05)
Net asset value, end of period	25.41		23.83	22.35	17.22	18.40
Total Return (%)	6.63	[c]	12.18	29.79	(6.41)	47.63	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97	[d]	.98	.99	1.03	1.77	[d]
Ratio of net expenses
to average net assets	.97	[d]	.98	.99	1.02	1.15	[d]
Ratio of net investment (loss)
to average net assets	(.55)[d]		(.45)	(.25)	(.34)	(.84)[d]
Portfolio Turnover Rate	75.31	[c]	121.33	111.48	107.62	70.41	[c]
Net Assets, end of period ($ x 1,000)	23,131		453,865	362,704	189,191	111,480

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

	Six Months Ended
	November 30, 2014	Year Ended
Class Y Shares	(Unaudited)	May 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	23.81	23.06
Investment Operations:
Investment (loss)—net[b]	(.05)	(.02)
Net realized and unrealized
gain (loss) on investments	1.63	2.09
Total from Investment Operations	1.58	2.07
Distributions:
Dividends from net realized gain on investments	—	(1.32)
Net asset value, end of period	25.39	23.81
Total Return (%)[c]	6.59	8.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.97	1.16
Ratio of net expenses to average net assets[d]	.97	1.04
Ratio of net investment (loss)
to average net assets[d]	(.39)	(.08)
Portfolio Turnover Rate	75.31 [c]	121.33
Net Assets, end of period ($ x 1,000)	506,473	973

a	From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Riverbridge Partners, LLC (“Riverbridge”), Geneva Capital Management Ltd. (“Geneva”), Cupps Capital Management, LLC (“CCM”), Nicholas Investment Partners, L.P. (“Nicholas”), EAM Investors, LLC (“EAM”), Granite Investment Partners, LLC (“Granite”) and Rice Hall James & Associates (“Rice Hall”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 325 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Director’s (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	499,840,230	—	—	499,840,230
Equity Securities—
Foreign
Common Stocks†	17,579,385	—	—	17,579,385
Exchange-Traded
Funds	4,752,433	—	—	4,752,433
Mutual Funds	71,412,952	—	—	71,412,952

†	See Statement of Investments for additional detailed categorizations.

At November 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended November 30, 2014,The Bank of NewYork Mellon earned $185,485 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2014 ($)	Purchases ($)	Sales ($)	11/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	27,274,600	162,236,154	118,097,802	71,412,952	13.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2014 was as follows: ordinary income $8,801,203 and long-term capital gains $13,914,136.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s aver-

age daily net assets and is payable monthly.The Manager had contractually agreed, from June 1, 2014 through November 30, 2014, to waive receipt of its fees and/or assume the direct expenses of Class Y shares, so that the expenses of ClassY shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.05% of the value of the fund’s average daily net assets.The Manager has also contractually agreed, from June 1, 2014 through October 1, 2015, to waive receipt of its fees and/or assume the direct expenses of Class A, Class C and Class I shares and from December 1, 2014 through October 1, 2015, to waive receipt of its fees and/or assume the direct expenses of ClassY shares, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees and certain expenses as described above) exceed 1.05%, 1.05%, 1.05% and .98% of the value of the respective class’ average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $1,377 during the period ended November 30, 2014.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to a sub-investment advisory agreement between Dreyfus and Riverbridge, Geneva, CCM, Nicholas, EAM, Granite and Rice Hall, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended November 30, 2014, the Distributor retained $261 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2014, Class C shares were charged $1,423 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2014, Class A and Class C shares were charged $5,039 and $474, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2014, the fund was charged $2,207 for transfer agency services and $92 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2014, the fund was charged $62,092 pursuant to the custody agreement.

During the period ended November 30, 2014, the fund was charged $7,955 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $389,336, Distribution Plan fees $199, Shareholder Services Plan fees $779, custodian fees $38,000, Chief Compliance Officer fees $2,714 and transfer agency fees $984, which are offset against an expense reimbursement currently in effect in the amount of $176.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2014, amounted to $397,708,070 and $361,408,469, respectively.

At November 30, 2014, accumulated net unrealized appreciation on investments was $95,040,462, consisting of $108,389,551 gross unrealized appreciation and $13,349,089 gross unrealized depreciation.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT, PORTFOLIO ALLOCATION MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Management Agreement”); (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM Advisors, LLC (“EACM”), pursuant to which EACM is responsible for evaluating and recommending sub-advisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each sub-adviser, monitoring and evaluating the performance of the sub-advisers, and recommending whether a sub-adviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements (collectively with the Management Agreement and the Allocation Agreement, the “Agreements”) with each of EAM Investors, LLC, Geneva Capital Management, LCC, Riverbridge Partners, LLC, Nicholas Investment Partners, L.P., Cupps Capital Management, LLC, Granite Investment Partners, LLC and Rice Hall James & Associates (collectively, the “Sub-Advisers”), pursuant to which each Sub-Adviser serves as a sub-investment adviser and provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus, EACM and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over EACM and the Sub-Advisers, and EACM’s evaluations and recommendations to Dreyfus regarding the Sub-Advisers and EACM’s supervisory activities over the Sub-Advisers. The Board also considered the Sub-Advisers’ brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense

Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the four-year period when the fund’s performance was above the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s total returns were above the benchmark index for two of the three calendar years provided.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has contractually agreed, until October 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) 1.05%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to EACM and to each Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by EACM, each Sub-Adviser and Dreyfus. The Board also reviewed and considered the individual performance of the respective Sub-Advisers as to the portion of the fund’s assets under their manage-ment.The Board also noted that EACM’s and each Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board con-

cluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, EACM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays EACM and the Sub-Advisers pursuant to the respective Agreements, the Board did not consider EACM’s or any Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and each Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and EACM from acting as portfolio allocation manager, and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus, EACM and the Sub-Advisers are adequate and appropriate.

  The Board expressed some concern with the fund’s relative under- performance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus, EACM and the Sub-Advisers were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, EACM and the Sub-Advisers, of the fund and the services provided to the fund by Dreyfus, EACM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation	6289SA1114

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)